Note 6 - Fair Value Measurements - Fair Value of Derivative Financial Instruments (Details) (Parentheticals)	Dec. 31, 2025	Dec. 31, 2024
Derivative Asset, Statement of Financial Position	Other Assets, Noncurrent	Other Assets, Noncurrent
Derivative Liability, Statement of Financial Position	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent